Restructurings and Impairments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended													3 Months Ended			12 Months Ended	3 Months Ended			12 Months Ended		24 Months Ended				3 Months Ended						18 Months Ended				3 Months Ended		18 Months Ended				3 Months Ended
	Jul. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2012 Continuing and Discontinued Operations	Oct. 31, 2011 Continuing and Discontinued Operations	Oct. 31, 2012 Continuing Operations	Oct. 31, 2011 Continuing Operations	Oct. 31, 2012 Discontinued Operations	Oct. 31, 2011 Discontinued Operations	Oct. 31, 2012 Cost Initiatives	Oct. 31, 2012 Consolidation of Truck & Engine & Relocation of WHQ	Oct. 31, 2011 Manufacturing Operations	Oct. 31, 2011 Engineering Integration	Oct. 31, 2012 Voluntary Separation Program	Oct. 31, 2012 Voluntary Separation Program Employee Severance	Oct. 31, 2012 Voluntary Separation Program Pension And Other Postretirement Contractual Termination Benefits	Oct. 31, 2010 Location IEP And ICC Other Contractual Costs	Oct. 31, 2010 Location Fort Wayne Truck	Oct. 31, 2010 Location Fort Wayne Truck Employee Severance	Oct. 31, 2010 Location Fort Wayne Truck Pension And Other Postretirement Contractual Termination Benefits	Oct. 31, 2012 Location Fort Wayne And Springfield Truck	Oct. 31, 2011 Location Fort Wayne And Springfield Truck	Oct. 31, 2012 Location Fort Wayne And Springfield Truck	Oct. 31, 2012 Location Fort Wayne And Springfield Truck Employee Severance	Oct. 31, 2012 Location Fort Wayne And Springfield Truck Pension And Other Postretirement Contractual Termination Benefits	Oct. 31, 2012 Location Fort Wayne And Springfield Truck Employee Relocation	Apr. 30, 2012 Warrenville Truck Lease Vacancy	Apr. 30, 2012 Warrenville Truck Lease Vacancy Fair Value	Apr. 30, 2012 Warrenville Truck Accrued Rent Expense Reversal	Jul. 31, 2011 Chatham Facility Closing	Oct. 31, 2012 Chatham Truck Minimum	Oct. 31, 2012 Chatham Truck Maximum	Oct. 31, 2012 Chatham Truck Employee Severance	Oct. 31, 2012 Chatham Truck Pension And Other Postretirement Contractual Termination Benefits	Oct. 31, 2012 Chatham Truck Facility Closing	Oct. 31, 2012 Chatham Truck Other Restructuring	Apr. 30, 2012 Custom Products Operations Union City And Coburg Truck	Jul. 31, 2011 Custom Products Operations Union City And Coburg Truck	Oct. 31, 2012 Custom Products Operations Union City And Coburg Truck Employee Severance	Oct. 31, 2012 Custom Products Operations Union City And Coburg Truck Pension And Other Postretirement Contractual Termination Benefits	Oct. 31, 2012 Custom Products Operations Union City And Coburg Truck Facility Closing	Oct. 31, 2012 Custom Products Operations Union City And Coburg Truck Other Restructuring	Apr. 30, 2012 Custom Products Operations Union City And Coburg Parts	Oct. 31, 2012 Garland Assembly Plant Truck Facility Closing	Oct. 31, 2012 Garland Assembly Plant Truck Facility Closing Minimum	Oct. 31, 2012 Garland Assembly Plant Truck Facility Closing Maximum
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 107	$ 82	$ (15)	$ 108	$ 92	$ 107	$ 82	$ 1	$ 10	$ 73	$ 23	$ 58	$ 29	$ 73	$ 66	$ 7	$ (15)	$ 9	$ 5	$ 4	$ 5	$ 29					$ 16	$ 19	$ (3)															$ 4
Restructuring and Related Cost, Cost Incurred to Date																								34	12	4	18							8	34	50	8			7	2	11	2
Restructuring and Related Cost, Expected Cost																																30	70													30	50
Asset Impairment Charge		16	13	0																											8
Impairment of Intangible Assets (Excluding Goodwill)	$ 54	$ 44	$ 75	$ 0																																		$ 28	$ 51					$ 10